SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

The following table provides these assets carried at fair value, measured as of October 31, 2022:

	Quoted Price in	Significant Other	Significant
	Active Markets	Observable Inputs	Unobservable Inputs	Balance at October 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Short-term investments	$—	$26,179,662	$—	$26,179,662

Summary of cash balances by geographic area

At October 31, 2022 and 2021, the Company’s cash balances by geographic area were as follows:

Country:	October 31, 2022		October 31, 2021
China	$1,917	76.4%	$29,966,611	99.8%
Hong Kong	591	23.6%	635	0.0%
United States	—	—	57,126	0.2%
Total cash	$2,508	100.0%	$30,024,372	100.0%

Summary of estimated useful life of property and equipment

Estimated Useful Life
Office equipment and furniture	3 - 5 Years

Summary of revenue based on services

The following table sets forth the Company’s revenue based on services for the periods indicated:

	Years Ended October 31,
	2022	2021	2020
Insurance brokerage services	$1,324,655	$2,675,611	$2,954,798
Insurance related risk management services	27,254	115,006	294,546
Total revenues	$1,351,909	$2,790,617	$3,249,344

Summary of securities excluded from diluted per share

	Years Ended October 31,
	2022	2021	2020
Stock warrants	709,000	709,000	—
Potentially dilutive securities	709,000	709,000	—